INVESTMENTS IN EQUITY AND COST INVESTEES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Oct. 31, 2016	Jul. 31, 2016	Jun. 30, 2014
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	$ 37,125	$ 11,987
Share of undistributed profits	10,074	6,683
Advance to investee company	43	44
Total	47,242	18,714
Long-term investment, at cost, less impairment	4,024	4,108
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 4,024	$ 4,108
Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)					20.00%
Beijing Hollycon Medicine Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment				$ 22,737
Shenzhen HollySys Intelligent Technologies Co., Ltd. [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)			60.00%
Equity Method Investments [Member] | China Techenergy Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 8,847	$ 9,030
Share of undistributed profits	2,503	1,077
Advance to investee company	43	44
Total	$ 11,393	$ 10,151
Equity Method Investments [Member] | Beijing Hollysys Electric Motor Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 781	$ 797
Share of undistributed profits	4,262	3,961
Advance to investee company	0	0
Total	$ 5,043	$ 4,758
Equity Method Investments [Member] | Beijing IPE Biotechnology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	22.02%	22.02%
Long-term investment, at cost, less impairment	$ 1,454	$ 1,484
Share of undistributed profits	2,241	2,213
Advance to investee company	0	0
Total	$ 3,695	$ 3,697
Equity Method Investments [Member] | Beijing Hollysys Machine Automation Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 442	$ 452
Share of undistributed profits	(442)	(452)
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 210	$ 224
Share of undistributed profits	(104)	(116)
Advance to investee company	0	0
Total	$ 106	$ 108
Equity Method Investments [Member] | Beijing Hollycon Medicine Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%
Long-term investment, at cost, less impairment	$ 22,737
Share of undistributed profits	1,773
Advance to investee company	0
Total	$ 24,510
Equity Method Investments [Member] | Shenzhen HollySys Intelligent Technologies Co., Ltd. [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	60.00%
Long-term investment, at cost, less impairment	$ 2,654
Share of undistributed profits	(159)
Advance to investee company	0
Total	$ 2,495
Cost-method Investments [Member] | Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 2,338	$ 2,387
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 2,338	$ 2,387
Cost-method Investments [Member] | Heilongjiang Ruixing Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	6.00%	6.00%
Long-term investment, at cost, less impairment	$ 1,598	$ 1,631
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 1,598	$ 1,631
Cost-method Investments [Member] | Zhongjijing Investment Consulting Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	5.00%	5.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Cost-method Investments [Member] | Zhejiang Sanxin Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	6.00%	6.00%
Long-term investment, at cost, less impairment	$ 88	$ 90
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 88	$ 90